EQUITY	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
EQUITY:

NOTE 17 — EQUITY

a.Ordinary share:

Ordinary share confers upon its holders the rights to receive notice to participate and vote in general meetings of the Company, and the right to receive dividends if declared.

b.Preferred A Shares:

In November 2015, the Company granted warrants to two shareholders with a total exercise price of $ 1.5 million each exercisable to 455 Preferred A shares at an exercise price of $ 3.295 each. In September, 2018, all the warrants were exercised.

The preferred A shares are convertible into the Company’s ordinary shares on a one-to-one basis at the option of the holder or automatically upon the consummation of an underwritten listing of the Company in which the offer valuation of the Company represents a price per Ordinary Share of not less than 200% of the Preferred A Subscription Price.

NOTE 17 — EQUITY (continued)

Upon any liquidation, dissolution, or winding up of the Company, whether voluntary or involuntary, the preferred shares are entitled to, after full satisfaction of the Preferred B Liquidation Preference, the holders of Preferred A Shares shall receive any amount equal to the higher of (1) the Preferred A Subscription Price and any declared and unpaid dividends plus 8% per annum; and (2) the pro-rata portion of the remaining funds in proportion to the amounts such holders would be entitled to receive if the Preferred A Shares were converted into Ordinary Shares immediately prior to the liquidation event.

c.Preferred B Shares:

On January 26, 2017 and February 7, 2017, the Company entered into two Securities Purchase Agreements with Golden Arie Hi-tec Investment PTE, providing for the issuance in private placement to the investors thereunder an aggregate amount of 1,137 preferred shares for a total consideration of $4.997.

On March 28, 2017, the Company entered into a Securities Purchase Agreements with Glory Venture Investment Fund II LP, providing for the issuance in private placement to the investors thereunder an aggregate amount of 228 preferred shares for a total consideration of $751.

The preferred shares are convertible into the Company’s ordinary shares on a one-to-one basis at the option of the holder or automatically upon the consummation of the Company of a Qualified IPO (a listing that ascribes a pre-money equity valuation of the Company of not less than the higher of (i) $300,000,000 and (ii) 200% of the post-money valuation of the Company immediately following the latest issuance of Preferred B Shares to the Investor or any Follow On Investment other than any issuance of Preferred B Shares at a higher price per Share than the price per Share paid by the Investor) which provided that each holder of Preferred B Shares has received prior to the consummation of such Qualified IPO by way of dividend an amount equal to the Preferred B liquidation preference subject to the cap.

Upon any liquidation, dissolution, or winding up of the Company, whether voluntary or involuntary, the preferred shares are entitled to receive an amount equal to the higher of (1) 200% of the Preferred B Subscription Price plus all declared but unpaid dividends; and (2) an amount which constitutes an overall internal rate of return equal to 20% per annum plus all declared but unpaid dividends. The aforesaid shall be capped at 3 times the Preferred B Subscription Price.

On August 7, 2022 The Bank Mizrahi exercised its first loan warrants on a cashless basis and received 57,659 Preferred B Shares.

d.Preferred C Shares:

On August 21, 2017, the Company entered into three Securities Purchase Agreement with Signal Intelligence International ltd, providing for the issuance in private placement to the investor thereunder an aggregate amount of 823 preferred shares for a total consideration of $5.002.

On September 4, 2017 the Company entered into a Securities Purchase Agreement with Marc Jakobson, a private investor, providing for the issuance in private placement to the investor thereunder an aggregate amount of 33 preferred shares for a total consideration of $200.

The preferred shares are convertible into the Company’s ordinary shares on a one-to-one basis at the option of the holder or automatically upon the consummation of an underwritten listing of the Company in which the offer valuation of the Company represents a price per Ordinary Share of not less than 200% of the Preferred C Subscription Price.

NOTE 17 — EQUITY (continued)

Upon any liquidation, dissolution, or winding up of the Company, whether voluntary or involuntary, the preferred shares are entitled to, after full satisfaction of the Preferred B Liquidation Preference and Preferred A Liquidation Preference, the holders of Preferred C Shares are entitled to receive an amount equal to the higher of (1) 200% of the Preferred B Subscription Price plus all declared but unpaid dividends; and (2) an amount which constitutes an overall internal rate of return equal to 20% per annum plus all declared but unpaid dividends.

The aforesaid shall be capped at 3 times the Preferred B Subscription Price.

On June 24, 2022 shareholder of the Company has exercised his warrants to 860,802 Preferred C Shares. See note 12.

e.SPAC merger:

As part of the SPAC Transaction (see note 1) all Preferred Shares were converted into Ordinary Shares and the company has canceled its par value of the Ordinary Shares. In addition, all shares were split by exchange ratio of 1.046.

f.Share Option Plan:

On September 4, 2013, the Company’s board directors adopted for the first time the 2013 Share Incentive Plan pursuant to which the board of directors is authorized to issue share options, restricted share and other awards to officers, directors, employees, consultants and other service providers of the Company’s Israeli subsidiary. Each option can be exercised for one ordinary stock with a par value of $0.008. Each option is exercisable over up to 10 years from the grant date. On May 12, 2020 following the Reorganization described in Note 1(a) the board of directors adopted 2020 Share Award Plan replacing the 2013 Share Incentive Plan and all the Israeli employees were re granted according to the 2020 Share Award Plan after receiving an approval from the Israeli Tax Authorities for tax exemption in accordance with the provisions of section 104B (f) of the Income Tax Ordinance.

The Options granted under the 2013 Share Incentive Plan and under 2020 Share Award Plan are subject to Section 102 of the Israeli Tax Ordinance, the minimum period in which the Allocated Options granted to a participant or, upon exercise or vesting thereof the Underlying Shares, are to be held by the Trustee on behalf of the participant, in accordance with Section 102, and pursuant to the Tax Track which the Company selects subject to the provisions of Section 102(g) of the Israeli Tax Ordinance.

In 2022 and in 2021, the Company granted 1,405,568 and 1,499,577 options, respectively to the Company’s employees. In 2022 and 2021, 225,964 and 58,447 options respectively were exercised by employees and converted to shares. As of December 31, 2022 and 2021, 7297,303 and 7,709,809 respectively options to purchase the Company’s shares are outstanding, of which 3,169,039 are exercisable as of December 31, 2022.

On May 4, 2017 the Company’s board of directors approved EMI share option scheme pursuant to which the board of directors is authorized to issue share options, restricted share and other awards to officers, directors, employees, consultants and other service providers of the Company’s UK subsidiaries. Each option can be exercised for one ordinary stock with a par value of $0.008. Options granted vest in equal tranches over three years from the grant date. Each option is exercisable over up to 10 years from the grant date. On May 12, 2020 following the Reorganization described in Note 1(a) the board of directors adopted 2020 EMI Share Option Plan replacing the EMI share option scheme and all the employees in UK were re granted according to the 2020 EMI Share Option Plan.

NOTE 18 — EQUITY (continued)

Under the rules of the scheme, share options only become exercisable upon an exit event. An exit event is defined as the sale or transfer of the whole of the undertaking or assets of the company and its subsidiaries or a successful listing on a recognized share exchange. If the share options remain unexercised after a period of ten years from the date of grant the share options will automatically lapse and cease to be exercisable. In the event that an employee leaves the employment of the company or its group, for whatever reason (including death), all share options are forfeited immediately. All share options granted are non-assignable under the rules of the scheme and any ordinary shares ultimately acquired on the exercise of a share option are subject to certain restrictions as stipulated in the company’s articles of association.

The following table summarizes information about share options outstanding and exercisable as of December 31, 2022:

Options Outstanding		Options Exercisable
Number Outstanding on		Number Exercisable on
December 31, 2022 (in thousand)	Weighted Average Remaining Contractual Life	December 31, 2022 (in thousand)	Exercise Price
	Years		USD
822	2.07	822	0.0001
589	1.17	589	0.536
272	5.45	272	0.550
1,326	6.24	1,189	1.102
4,626	5.55	444	2.5
7,635		3,316

	2022		2021
		Weighted		Weighted
	Number	Average	Number	Average
	of	Exercise	of	Exercise
	Options	Price	Options	Price
	USD		USD
Options outstanding at the beginning of year:	8,067	1.72	6,755	1.57
Changes during the year:
Granted	1,470	2.50	1,569	2.34
Exercised	236	0.42	61	1.10
Forfeited	1,666	0.22	196	1.83
Options outstanding at end of year	7,635	1.76	8,067	1.72
Options exercisable at year-end	3,316	0.87	3,471	0.70

The fair value of each option granted is estimated on the date of grant, using the Black-Scholes framework with the following assumptions: dividend yield of 0% for all years; expected volatility: – 40%-60%; risk-free interest rate: 0.1%-2.5%-; and expected life: 2-4 years.

The Company is required to assume a dividend yield as an input in the Black-Scholes model. The dividend yield assumption is based on the Company’s historical experience and expectation of future dividends payouts and may be subject to change in the future.